Basis of presentation and accounting policies - Estimated useful life (Details)	12 Months Ended
Dec. 31, 2019
Buildings and improvements | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	25 years
Buildings and improvements | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	30 years
Plant and production equipment | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Plant and production equipment | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
Vehicles, furniture and fixtures, and other equipment | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	4 years
Vehicles, furniture and fixtures, and other equipment | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years